Accounts receivable (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Legal obligors [Abstract]
Trade receivables	R$ 59,803,273	R$ 42,900,983
Current trade receivables	57,628,538	41,757,204
Non-current trade receivables	2,174,735	1,143,779
Unrealized loss in the accounts receivable mark-to-market, net of taxes	86,270	0
Total credit receivables (iii) [Member]
Legal obligors [Abstract]
Trade receivables	3,152,793	1,943,355
Payroll Loans, net (iii) [Member]
Legal obligors [Abstract]
Trade receivables	2,480,074	1,317,306
Credit Card Receivables, net (iii) [Member]
Legal obligors [Abstract]
Trade receivables	660,113	578,092
Loans, net (iii) [Member]
Legal obligors [Abstract]
Trade receivables	12,606	47,957
Total card issuers, acquirers and others [Member]
Legal obligors [Abstract]
Trade receivables	56,650,480	40,957,627
Card Issuers and Acquirers – Amortized Cost (i) [Member]
Legal obligors [Abstract]
Trade receivables	54,699,240	40,938,386
Card Issuers and Acquirers - FVOCI (i) [Member]
Legal obligors [Abstract]
Trade receivables	1,819,020	0
Other accounts receivable (ii) [Member]
Legal obligors [Abstract]
Trade receivables	R$ 132,220	R$ 19,241